Financial Instruments - Summary of Contractual Maturities of Financial Liabilities (Details) - Liquidity Risk - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Financial Instruments [Line Items]
Carrying amount	$ 11,659	$ 35,341
Contractual cash flows	11,816	39,925
Less than 1 year
Disclosure Of Financial Instruments [Line Items]
Contractual cash flows	11,566	19,049
1 to 5 years
Disclosure Of Financial Instruments [Line Items]
Contractual cash flows	250	20,876
Trade and Other Payables And Long-term Payable
Disclosure Of Financial Instruments [Line Items]
Carrying amount	6,998	10,788
Contractual cash flows	6,998	10,788
Trade and Other Payables And Long-term Payable | Less than 1 year
Disclosure Of Financial Instruments [Line Items]
Contractual cash flows	6,748	9,993
Trade and Other Payables And Long-term Payable | 1 to 5 years
Disclosure Of Financial Instruments [Line Items]
Contractual cash flows	250	795
Long-term Debt
Disclosure Of Financial Instruments [Line Items]
Carrying amount	4,661	22,932
Contractual cash flows	4,818	26,459
Long-term Debt | Less than 1 year
Disclosure Of Financial Instruments [Line Items]
Contractual cash flows	$ 4,818	8,681
Long-term Debt | 1 to 5 years
Disclosure Of Financial Instruments [Line Items]
Contractual cash flows		17,778
Unsecured Convertible Debentures
Disclosure Of Financial Instruments [Line Items]
Carrying amount		1,406
Contractual cash flows		2,463
Unsecured Convertible Debentures | Less than 1 year
Disclosure Of Financial Instruments [Line Items]
Contractual cash flows		160
Unsecured Convertible Debentures | 1 to 5 years
Disclosure Of Financial Instruments [Line Items]
Contractual cash flows		2,303
Interest Rate Swap Contract
Disclosure Of Financial Instruments [Line Items]
Carrying amount		7
Contractual cash flows		7
Interest Rate Swap Contract | Less than 1 year
Disclosure Of Financial Instruments [Line Items]
Contractual cash flows		7
Cross Currency Swap Contract
Disclosure Of Financial Instruments [Line Items]
Carrying amount		208
Contractual cash flows		208
Cross Currency Swap Contract | Less than 1 year
Disclosure Of Financial Instruments [Line Items]
Contractual cash flows		$ 208